Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED MARCH 3, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
I. Proposed Reorganization of the Fund
At a meeting held on March 2, 2022, the Board of Trustees of Legg Mason Partners Variable Equity Trust approved a reorganization of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) into the Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”), a series of the Franklin Templeton Variable Insurance Products Trust.
The Fund and the Acquiring Fund have substantially similar investment goals and take similar approaches to volatility management. One difference is that the Fund is a fund of funds while the Acquiring Fund is a limited fund of funds that invests both directly in securities as well as through other funds. Both funds seek to invest in a mix of equity and fixed income investments with a similar target asset allocation. Franklin Advisers, Inc. (“FAV”) serves as a subadviser for the Fund and as the adviser for the Acquiring Fund.
The reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. Under the reorganization, the Acquiring Fund would acquire the Fund’s assets, net of any liabilities (which would be satisfied or reserved for prior to closing), in exchange for shares of the Acquiring Fund. If the reorganization is approved by Fund shareholders, at the time of the reorganization you will receive Class 1 or Class 2 shares, as applicable, of the Acquiring Fund shares having the same value as your Class I or Class II shares of the Fund at that time. The Fund will then be terminated.
Proxy materials describing the reorganization are expected to be mailed in early May 2022. If the reorganization is approved by Fund shareholders at a special shareholder meeting, the closing of the reorganization is expected to occur in late June 2022, or on such later date as the parties may agree. Prior to the reorganization, shareholders may continue to purchase, redeem and exchange shares of the Fund.
It is anticipated that the reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization. In addition, it is anticipated that the portfolio of the Fund will be repositioned shortly prior to the reorganization, as described in Part II below. This repositioning may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to Fund shareholders prior to the reorganization. However, since shares of the Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Fund will be exempt from current taxation by contract owners if left to accumulate within such separate account.
II. Repositioning of the Fund
Prior to the shareholder meeting, the Fund will pursue its investment strategies described in the prospectus, and FAV may purchase and sell investments on behalf of the Fund in accordance with those investment strategies. If Fund shareholders approve the reorganization of the Fund into the Acquiring Fund at the shareholder meeting, the Fund will reposition its investments shortly before the reorganization so that its investments may better align with the investments of the Acquiring Fund. During the repositioning, the Fund will not be pursuing its investment strategies in the manner described in the Prospectus.
During the repositioning, the Fund will sell substantially all of its investments and will reinvest its assets in a mix of underlying funds as well as direct investments in securities that align with the investments of the Acquiring Fund. The underlying funds are mutual funds and exchange-traded funds (“ETFs”) managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers.
During certain periods when it is repositioning, the Fund temporarily may not meet the target investment allocation described in the current Prospectus. However, it is anticipated that upon the completion of the repositioning, the Fund will be invested approximately 70% in direct investments in equity securities and in underlying equity funds, and approximately 30% in underlying fixed income funds and cash investments. The underlying funds in the Fund’s repositioned portfolio will invest in a variety of U.S. and foreign equity, fixed-income and money market securities. In addition, the Fund will employ risk management strategies in the repositioned portfolio that will attempt to reduce downside volatility within the Fund.
*    *    *    *    *    *
This document is not a solicitation of any proxy. Please read the proxy materials carefully when they are available because they contain important information about the Acquiring Fund and the Agreement and Plan of Reorganization.

Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED MARCH 3, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021
OF FRANKLIN MULTI-ASSET DYNAMIC MULTI-STRATEGY VIT
I. Proposed Reorganization of the Fund
At a meeting held on March 2, 2022, the Board of Trustees of Legg Mason Partners Variable Equity Trust approved a reorganization of the Franklin Multi-Asset Dynamic Multi-Strategy VIT (the “Fund”) into the Franklin VolSmart Allocation VIP Fund (the “Acquiring Fund”), a series of the Franklin Templeton Variable Insurance Products Trust.
The Fund and the Acquiring Fund have substantially similar investment goals and take similar approaches to volatility management. One difference is that the Fund is a fund of funds while the Acquiring Fund is a limited fund of funds that invests both directly in securities as well as through other funds. Both funds seek to invest in a mix of equity and fixed income investments with a similar target asset allocation. Franklin Advisers, Inc. (“FAV”) serves as a subadviser for the Fund and as the adviser for the Acquiring Fund.
The reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. Under the reorganization, the Acquiring Fund would acquire the Fund’s assets, net of any liabilities (which would be satisfied or reserved for prior to closing), in exchange for shares of the Acquiring Fund. If the reorganization is approved by Fund shareholders, at the time of the reorganization you will receive Class 1 or Class 2 shares, as applicable, of the Acquiring Fund shares having the same value as your Class I or Class II shares of the Fund at that time. The Fund will then be terminated.
Proxy materials describing the reorganization are expected to be mailed in early May 2022. If the reorganization is approved by Fund shareholders at a special shareholder meeting, the closing of the reorganization is expected to occur in late June 2022, or on such later date as the parties may agree. Prior to the reorganization, shareholders may continue to purchase, redeem and exchange shares of the Fund.
It is anticipated that the reorganization will qualify as a tax‑free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization. In addition, it is anticipated that the portfolio of the Fund will be repositioned shortly prior to the reorganization, as described in Part II below. This repositioning may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to Fund shareholders prior to the reorganization. However, since shares of the Fund must be purchased through separate accounts used to fund variable contracts, it is anticipated that any income dividends or capital gains distributed by the Fund will be exempt from current taxation by contract owners if left to accumulate within such separate account.
II. Repositioning of the Fund
Prior to the shareholder meeting, the Fund will pursue its investment strategies described in the prospectus, and FAV may purchase and sell investments on behalf of the Fund in accordance with those investment strategies. If Fund shareholders approve the reorganization of the Fund into the Acquiring Fund at the shareholder meeting, the Fund will reposition its investments shortly before the reorganization so that its investments may better align with the investments of the Acquiring Fund. During the repositioning, the Fund will not be pursuing its investment strategies in the manner described in the Prospectus.
During the repositioning, the Fund will sell substantially all of its investments and will reinvest its assets in a mix of underlying funds as well as direct investments in securities that align with the investments of the Acquiring Fund. The underlying funds are mutual funds and exchange-traded funds (“ETFs”) managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers.
During certain periods when it is repositioning, the Fund temporarily may not meet the target investment allocation described in the current Prospectus. However, it is anticipated that upon the completion of the repositioning, the Fund will be invested approximately 70% in direct investments in equity securities and in underlying equity funds, and approximately 30% in underlying fixed income funds and cash investments. The underlying funds in the Fund’s repositioned portfolio will invest in a variety of U.S. and foreign equity, fixed-income and money market securities. In addition, the Fund will employ risk management strategies in the repositioned portfolio that will attempt to reduce downside volatility within the Fund.
*    *    *    *    *    *
This document is not a solicitation of any proxy. Please read the proxy materials carefully when they are available because they contain important information about the Acquiring Fund and the Agreement and Plan of Reorganization.